Risk Management and Financial Instruments - Offsetting of Derivative Instruments (Details) - Energy related derivative - Commodity contract - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative instrument assets
Gross Derivative Instruments	$ 34	$ 188
Amounts Available for Offset	(28)	(187)
Net Amounts	6	1
Derivative instrument liabilities
Gross Derivative Instruments	(29)	(219)
Amounts Available for Offset	28	187
Net Amounts	$ (1)	$ (32)